Segments	12 Months Ended
Dec. 31, 2023
Segments
Segments
25	Segments

During the periods presented in these consolidated financial statements, the Company reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions. The Enterprise Solutions segment primarily reflects the results of the Company’s SaaS products and services, and the Company named its pre-existing online advertising service business as Marketing Solution business.

The table below provides a summary of the Company’s breakdown of net revenues by type of goods or services and operating segment results for the years ended December 31, 2021, 2022 and 2023. The Company does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023
Net revenues:
Marketing Solutions
- Sales agent	4,195	2,549	1,818
- Cost-plus	26,062	8,909	4,761
- Specified actions	212,353	94,498	79,902
	242,610	105,956	86,481
Enterprise Solutions
- SaaS products and services	65,092	63,124	46,736
	307,702	169,080	133,217
Cost of revenues:
Marketing Solutions
- Specified actions	(194,912)	(138,140)	(67,115)
Enterprise Solutions
- SaaS products and services	(23,637)	(35,072)	(31,260)
	(218,549)	(173,212)	(98,375)
Gross profit/(loss):
Marketing Solutions
- Sales agent	4,195	2,549	1,818
- Cost-plus	26,062	8,909	4,761
- Specified actions	17,441	(43,642)	12,787
	47,698	(32,184)	19,366
Enterprise Solutions
- SaaS products and services	41,455	28,052	15,476
	89,153	(4,132)	34,842

25	Segments (Continued)

The Company currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2021	2022	2023
PRC	254,874	140,211	109,726
Hong Kong	52,599	28,661	23,028
Others	229	208	463
	307,702	169,080	133,217

The Company’s long-lived assets are located in the following countries:

	As of December 31,
	2022	2023
PRC	—	—
Hong Kong	241	—
	241	—